Segment information - Geographic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Geographical information
Net sales	€ 24,911	€ 22,202	€ 21,852
Non-current assets	9,874	9,859
Finland
Geographical information
Net sales	1,697	1,605	1,480
Non-current assets	1,365	1,348
United States
Geographical information
Net sales	7,949	6,791	6,792
Non-current assets	5,032	5,083
Japan
Geographical information
Net sales	904	1,030	904
France
Geographical information
Non-current assets	2,180	2,029
India
Geographical information
Net sales	1,283	1,022	945
Other countries
Geographical information
Net sales	13,078	11,754	€ 11,731
Non-current assets	€ 1,297	€ 1,399